Property, plant and equipment - Schedule of Property Plant and Equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 204,806	€ 159,608
Business combinations	12,360	12,538	€ 13,301
Ending balance	211,244	204,806	159,608
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,810	4,144
Ending balance	13,669	12,810	4,144
Plants and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	29,194	27,054
Ending balance	30,115	29,194	27,054
Industrial and commercial equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	40,505	33,588
Ending balance	42,015	40,505	33,588
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	109,439	87,418
Ending balance	99,504	109,439	87,418
Other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,956	1,978
Ending balance	2,173	1,956	1,978
Tangible assets under construction and advances
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,902	5,426
Ending balance	23,768	10,902	5,426
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	673,868	596,256
Additions	81,505	99,822
Disposals	(27,708)	(33,650)
Business combinations	632	1,014
Exchange differences	(40,375)	14,400
Reclassifications	289	(3,974)
Ending balance	688,211	673,868	596,256
Gross carrying amount | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	17,393	8,581
Additions	1,100	8,884
Disposals	0	0
Business combinations	0	0
Exchange differences	0	5
Reclassifications	(1)	(77)
Ending balance	18,492	17,393	8,581
Gross carrying amount | Plants and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	166,874	161,755
Additions	7,393	8,482
Disposals	(2,750)	(3,876)
Business combinations	0	0
Exchange differences	(36)	(15)
Reclassifications	931	528
Ending balance	172,412	166,874	161,755
Gross carrying amount | Industrial and commercial equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	175,411	162,500
Additions	19,379	22,812
Disposals	(5,910)	(16,726)
Business combinations	632	109
Exchange differences	(13,012)	4,768
Reclassifications	2,626	1,948
Ending balance	179,126	175,411	162,500
Gross carrying amount | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	296,178	251,565
Additions	26,355	47,297
Disposals	(18,565)	(12,941)
Business combinations	0	877
Exchange differences	(26,544)	9,587
Reclassifications	9,386	(207)
Ending balance	286,810	296,178	251,565
Gross carrying amount | Other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,110	6,429
Additions	580	376
Disposals	(304)	(86)
Business combinations	0	0
Exchange differences	(94)	16
Reclassifications	311	375
Ending balance	7,603	7,110	6,429
Gross carrying amount | Tangible assets under construction and advances
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,902	5,426
Additions	26,698	11,971
Disposals	(179)	(21)
Business combinations	0	28
Exchange differences	(689)	39
Reclassifications	(12,964)	(6,541)
Ending balance	23,768	10,902	5,426
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(469,062)	(436,648)
Depreciation	(57,671)	(53,920)
Disposals	(26,221)	(32,827)
Impairment	(5,026)	(3,233)
Exchange differences	29,865	(12,111)
Reclassifications	(1,294)	4,023
Ending balance	(476,967)	(469,062)	(436,648)
Accumulated depreciation | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,583)	(4,437)
Depreciation	(242)	(239)
Disposals	0	0
Impairment	0	0
Exchange differences	0	(5)
Reclassifications	2	98
Ending balance	(4,823)	(4,583)	(4,437)
Accumulated depreciation | Plants and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(137,680)	(134,701)
Depreciation	(7,267)	(6,756)
Disposals	(2,626)	(3,845)
Impairment	22	(108)
Exchange differences	12	7
Reclassifications	(10)	33
Ending balance	(142,297)	(137,680)	(134,701)
Accumulated depreciation | Industrial and commercial equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(134,906)	(128,912)
Depreciation	(15,646)	(14,666)
Disposals	(5,326)	(16,320)
Impairment	(1,312)	(1,642)
Exchange differences	10,791	(4,334)
Reclassifications	(1,364)	(1,672)
Ending balance	(137,111)	(134,906)	(128,912)
Accumulated depreciation | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(186,739)	(164,147)
Depreciation	(34,070)	(31,440)
Disposals	(17,979)	(12,474)
Impairment	(3,736)	(1,483)
Exchange differences	19,001	(7,781)
Reclassifications	259	5,638
Ending balance	(187,306)	(186,739)	(164,147)
Accumulated depreciation | Other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,154)	(4,451)
Depreciation	(446)	(819)
Disposals	(290)	(188)
Impairment	0	0
Exchange differences	61	2
Reclassifications	(181)	(74)
Ending balance	(5,430)	(5,154)	(4,451)
Accumulated depreciation | Tangible assets under construction and advances
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Depreciation	0	0
Disposals	0	0
Impairment	0	0
Exchange differences	0	0
Reclassifications	0	0
Ending balance	€ 0	€ 0	€ 0